Tema Electrification ETF
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Aerospace & Defense - 2.1%
BWX Technologies, Inc.	78,365	$ 15,350,136

Building Products - 4.8%
Johnson Controls International PLC	74,142	9,939,477
Modine Manufacturing Co. (a)	87,972	24,536,270
		34,475,747

Construction & Engineering - 6.1%
Quanta Services, Inc.	56,992	40,562,916
Solv Energy, Inc. - Class A (a)	102,715	3,649,464
		44,212,380

Electric Utilities - 24.1%
American Electric Power Co., Inc.	241,082	30,537,857
Constellation Energy Corp.	12,360	3,556,590
Entergy Corp.	239,305	26,096,210
IDACORP, Inc.	165,827	23,260,553
NextEra Energy, Inc.	341,346	29,700,515
NRG Energy, Inc.	53,802	7,213,772
OGE Energy Corp.	578,191	27,307,961
PPL Corp.	365,317	12,928,569
Xcel Energy, Inc.	180,949	14,385,446
		174,987,473

Electrical Equipment - 35.2% (b)
ABB Ltd.	207,449	22,223,926
Bloom Energy Corp. - Class A (a)	114,372	32,596,020
Eaton Corp. PLC	97,603	39,099,762
GE Vernova, Inc.	30,298	29,338,159
Hubbell, Inc.	50,301	23,823,057
nVent Electric PLC	137,881	23,024,748
Powell Industries, Inc.	198,019	56,320,564
Schneider Electric SE	35,606	11,211,235
Vertiv Holdings Co. - Class A	58,430	18,446,935
		256,084,406

Electronic Equipment, Instruments & Components - 17.0%
Advanced Energy Industries, Inc.	93,271	28,184,631
Amphenol Corp. - Class A	203,355	30,251,090
Bel Fuse, Inc. - Class B	195,814	53,754,859
Itron, Inc. (a)	92,474	7,627,256
Mirion Technologies, Inc. (a)	218,569	3,995,441
		123,813,277

Machinery - 2.1%
Caterpillar, Inc.	17,765	15,559,831

Multi-Utilities - 3.2%
NiSource, Inc.	507,148	23,440,381

Oil, Gas & Consumable Fuels - 5.0%

Energy Transfer LP	1,306,085		25,037,649
Williams Cos., Inc.	153,400		10,951,226
			35,988,875
TOTAL COMMON STOCKS (Cost $586,188,928)			723,912,506

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.6%	Shares		Value
First American Treasury Obligations Fund - Class X, 3.56% (c)	4,669,337		4,669,337
TOTAL MONEY MARKET FUNDS (Cost $4,669,337)			4,669,337

TOTAL INVESTMENTS - 100.2% (Cost $590,858,265)			728,581,843
Liabilities in Excess of Other Assets - (0.2)%		(0.00227)	(1,651,439)
TOTAL NET ASSETS - 100.0%			$ 726,930,404

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LP - Limited Partnership
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

Tema ETF Trust
Tema Electrification ETF
Notes to Quarterly Schedule of Investments
May 31, 2026 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 723,912,506	$ –	$ –	$ 723,912,506
Money Market Funds	4,669,337	–	–	4,669,337
Total Investments	$ 728,581,843	$ –	$ –	$ 728,581,843

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of May 31, 2026
(% of Net Assets)
United States	$ 633,022,172	87.0%
Ireland	39,099,762	5.4
United Kingdom	23,024,748	3.2
Switzerland	22,223,926	3.1
France	11,211,235	1.5
Liabilities in Excess of Other Assets	(1,651,439)	(0.2)
	$ 726,930,404	100.0%

Sector Classification as of May 31, 2026
(% of Net Assets)
Industrials	$ 365,682,500	50.3%
Utilities	198,427,854	27.3
Information Technology	123,813,277	17.0
Energy	35,988,875	5.0
Money Market Funds	4,669,337	0.6
Liabilities in Excess of Other Assets	(1,651,439)	(0.2)
	$ 726,930,404	100.0%